Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party
Note 11. RELATED PARTY
Legal Services – MSP Recovery Law Firm
Certain Company entities have previously entered into legal services agreements (the “Existing LSAs”) with the Law Firm, an affiliate of certain Members, for the recovery of Claims. Pursuant to the terms of the Existing LSAs, the Law Firm provides MSP with investigation, case management, research and legal services in the pursuit of recovery of Claims in exchange for a portion of the recovered proceeds relating to such Claims. The Existing LSAs also provide that the Law Firm serve as exclusive lead counsel for any litigation relating to such Claims. As of March 31, 2022 and December 31, 2021, $8.5 million and $5.5 million, respectively, was due to the Law Firm and included in the condensed combined and consolidated balance sheets in Affiliate Payable.
The Law Firm may also collect and/or hold cash on behalf of the Company in the ordinary course of business. As of March 31, 2022 and December 31, 2021, $3.5 million and $3.4 million, respectively, was due from the Law Firm and included in the condensed combined and consolidated balance sheets in Affiliate Receivable. In addition, the Company rents office space from the Law Firm as discussed in Note 6.
MSP Recovery Aviation, LLC
MSP Recovery, LLC may make payments related to operational expenses on behalf of its affiliate, MSP Recovery Aviation, LLC (“MSP Aviation”). As of both March 31, 2022 and December 31, 2021, $153 thousand was due from the MSP Aviation and included in the condensed combined and consolidated balance sheets in Affiliate Receivable.
Funds held for other entities
MSP Recovery, LLC may collect and/or hold cash on behalf of its affiliates in the ordinary course of business. As of both March 31, 2022 and December 31, 2021, $39.7 million was due to affiliates of the Company and included in the condensed combined and consolidated balance sheets in Affiliate Payable. These amounts were primarily due to Series MRCS LLC, an affiliate of MSP, and will be repaid either through excess cash flows from operations, other financing or in connection with the transaction noted in Note 1. During the year ended December 31, 2021, the Company also entered into a note payable with Series MRCS as outlined in Note 5. As of March 31, 2022 and December 31, 2021, the balance of the note payable was $0.5 million and included in the condensed combined and consolidated balance sheets in Claims financing obligation & notes payable.
As of both March 31, 2022 and December 31, 2021, $0.4 million was due to MSP National, LLC from Series MRCS LLC and as of March 31, 2022 and December 31, 2021, there were additional receivables from other affiliates of $89 thousand and $92 thousand, respectively. These were included in the condensed combined and consolidated balance sheets in Affiliate Receivable.
VRM
MSP Recovery, LLC receives claims recovery service income for services provided to VRM. The Company concluded that VRM is a related party due to ownership interests in the entity held by Series MRCS LLC, an affiliate of MSP. During the three months ended March 31, 2022 and 2021, $7.3 million and $2.7 million, respectively, of claims recovery service income was received from VRM as part of the servicing agreement and was included in the condensed combined and consolidated statements of operations.

Note 11. RELATED PARTY
Legal Services—MSP Recovery Law Firm
Certain Company entities have previously entered into legal services agreements (the “Existing LSAs”) with the Law Firm, an affiliate of certain Members, for the recovery of Claims. Pursuant to the terms of the Existing LSAs, the Law Firm provides MSP with investigation, case management, research and legal services in the pursuit of recovery of Claims in exchange for a portion of the recovered proceeds relating to such Claims. The Existing LSAs also provide that the Law Firm serve as exclusive lead counsel for any litigation relating to such Claims. As of December 31, 2021 and 2020, $5.5 million and $0.2 million, respectively, was due to the Law Firm and included in the combined and consolidated balance sheets in Affiliate Payable.
The Law Firm may also collect and/or hold cash on behalf of the Company in the ordinary course of business. As of December 31, 2021 and 2020, $3.4 million and $4.3 million, respectively, was due from the Law Firm and included in the combined and consolidated balance sheets in Affiliate Receivable. In addition, the Company rents office space from the Law Firm as discussed in Note 6.
MSP Recovery Aviation, LLC
MSP Recovery, LLC may make payments related to operational expenses on behalf of its affiliate, MSP Recovery Aviation, LLC (“MSP Aviation”). As of both December 31, 2021 and 2020, $153 thousand was due from the MSP Aviation and included in the combined and consolidated balance sheets in Affiliate Receivable.
Funds held for other entities
MSP Recovery, LLC may collect and/or hold cash on behalf of its affiliates in the ordinary course of business. As of December 31, 2021 and 2020, $39.7 million and $38.8 million, respectively, was due to affiliates of the Company and included in the combined and consolidated balance sheets in Affiliate Payable. These amounts were primarily due to Series MRCS LLC, an affiliate of MSP, and will be repaid either through excess cash flows from operations, other financing or in connection with the transaction noted in Note 1. During the year ended December 31, 2021, the Company also entered into a note payable with Series MRCS as outlined in Note 5. As of December 31, 2021, the balance of the note payable was $500 thousand and included in the combined and consolidated balance sheets in Claims financing obligation & notes payable.
As of both December 31, 2021 and 2020, $0.4 million was due to MSP National, LLC from Series MRCS LLC and as of December 31, 2021 and 2020, there were additional receivables from other affiliates of $92 thousand and $17 thousand, respectively. These were included in the combined and consolidated balance sheets in Affiliate Receivable.
VRM
MSP Recovery, LLC receives claims recovery service income for services provided to VRM. The Company concluded that VRM is a related party due to ownership interests in the entity held by Series MRCS LLC, an affiliate of MSP. During the years ended December 31, 2021 and 2020, $11.5 million and $13.1 million, respectively, of claims recovery service income was received from VRM as part of the servicing agreement and was included in the combined and consolidated statements of operations.